Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	709,706	803,047
Granted (in shares)	603,607	375,017
Exercised (in shares)	(428,065)	(463,608)
Forfeited (in shares)	(41,936)	(4,750)
Outstanding - ending balance (in shares)	843,312	709,706
Performance Based Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	1,145,300	1,112,378
Granted (in shares)	421,155	213,600
Exercised (in shares)	(295,200)	(179,938)
Forfeited (in shares)	(1,100)	(740)
Outstanding - ending balance (in shares)	1,270,155	1,145,300